Portfolio of Investments March 31, 2025
JRI
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 147.0% (98.8% of Total Investments)
77847557
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 21.4% (14.4% of Total
Investments) 77847557
ENERGY - 7.5%
$ 930,000 Enbridge Inc 8.500% 01/15/84 $ 1,024,304
1,260,000 Enbridge Inc 7.625 01/15/83 1,319,742
650,000 Enbridge Inc 5.750 07/15/80 628,527
2,315,000 Enbridge Inc 6.000 01/15/77 2,283,891
1,647,000 Enbridge Inc 5.500 07/15/77 1,599,559
1,500,000 Enbridge Inc 6.250 03/01/78 1,483,060
1,190,000 (a) Energy Transfer LP 6.500 N/A 1,188,597
580,000 Energy Transfer LP 8.000 05/15/54 610,362
1,451,000 (a) Energy Transfer LP 7.125 N/A 1,468,226
1,184,000 (b) Energy Transfer LP (TSFR3M + 3.279%) 7.570 11/01/66 1,178,080
648,000 Energy Transfer LP 7.125 10/01/54 658,000
2,369,000 Enterprise Products Operating LLC 5.375 02/15/78 2,317,260
1,633,000 Enterprise Products Operating LLC 5.250 08/16/77 1,607,807
CAD
780,000 Inter Pipeline Ltd/AB
6.625 11/19/79 550,176
725,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 735,480
378,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 382,431
829,000 TransCanada PipeLines Ltd 7.590 05/15/67 760,607
1,200,000 Transcanada Trust 5.600 03/07/82 1,121,321
1,194,000 Transcanada Trust 5.500 09/15/79 1,151,556
300,000 Transcanada Trust 5.300 03/15/77 289,244
1,274,000 Transcanada Trust 5.875 08/15/76 1,265,146
3,893,000 (a),(c) Venture Global LNG Inc 9.000 N/A 3,694,414
TOTAL ENERGY 27,317,790
FINANCIAL SERVICES - 0.5%
375,000 National Rural Utilities Cooperative Finance Corp 5.250 04/20/46 367,514
1,283,000 Transcanada Trust 5.625 05/20/75 1,281,819
TOTAL FINANCIAL SERVICES 1,649,333
UTILITIES - 13.4%
950,000 (c) AES Andes SA 8.150 06/10/55 981,217
967,000 AES Corp/The 7.600 01/15/55 975,808
CAD
1,425,000 AltaGas Ltd
7.350 08/17/82 1,032,797
CAD
625,000 AltaGas Ltd
8.900 11/10/83 480,434
2,010,000 (c) AltaGas Ltd 7.200 10/15/54 1,982,839
CAD
675,000 Capital Power Corp
7.950 09/09/82 510,426
1,073,000 CMS Energy Corp 4.750 06/01/50 1,009,077
1,641,000 CMS Energy Corp 6.500 06/01/55 1,599,121
2,981,000 Dominion Energy Inc 6.625 05/15/55 2,960,059
1,651,000 Dominion Energy Inc 7.000 06/01/54 1,735,292
2,555,000 Duke Energy Corp 6.450 09/01/54 2,550,688
1,090,000 (a) Edison International 5.375 N/A 1,043,190
261,000 Edison International 7.875 06/15/54 251,196
1,375,000 (a) Edison International 5.000 N/A 1,242,228
411,000 Edison International 8.125 06/15/53 400,807
GBP
900,000
(a)
Electricite de France SA, Reg S
5.875 N/A 1,133,032
1,013,000 (a),(c) Electricite de France SA 9.125 N/A 1,139,327
1,838,000 Emera Inc 6.750 06/15/76 1,843,870
1,622,000 Entergy Corp 7.125 12/01/54 1,641,855
733,000 EUSHI Finance Inc 7.625 12/15/54 762,698
1,698,000 Evergy Inc 6.650 06/01/55 1,670,180
2,417,000 Exelon Corp 6.500 03/15/55 2,406,698
1,301,000 NextEra Energy Capital Holdings Inc 5.650 05/01/79 1,273,769
2,008,000 NextEra Energy Capital Holdings Inc 6.375 08/15/55 2,010,163
581,000 NextEra Energy Capital Holdings Inc 6.750 06/15/54 593,054

Portfolio of Investments March 31, 2025
(continued)
JRI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 2,475,000 NiSource Inc 6.950% 11/30/54 $ 2,509,368
1,580,000 PG&E Corp 7.375 03/15/55 1,552,906
1,608,000 Sempra 6.550 04/01/55 1,529,733
1,381,000 Sempra 6.875 10/01/54 1,367,446
1,547,000 Sempra 6.400 10/01/54 1,467,316
850,000 Sempra 4.125 04/01/52 798,718
1,679,000 Southern Co/The 6.375 03/15/55 1,719,234
912,000 Southern Co/The 4.000 01/15/51 900,410
2,662,000 (a),(c) Vistra Corp 8.875 N/A 2,846,343
403,000 (a),(c) Vistra Corp 7.000 N/A 408,077
537,000 (a),(c) Vistra Corp 8.000 N/A 551,058
TOTAL UTILITIES 48,880,434
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $78,066,065) 77,847,557
SHARES DESCRIPTION RATE VALUE
57686869 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 15.8% (10.6% of Total Investments) 57686869
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 10.7%
146,415 Agree Realty Corp 4.250 2,519,802
79,797 American Homes 4 Rent 5.875 1,771,494
64,230 Armada Hoffler Properties Inc 6.750 1,415,629
40,643 DiamondRock Hospitality Co 8.250 1,006,727
66,982 Digital Realty Trust Inc 5.200 1,347,678
58,794 Digital Realty Trust Inc 5.250 1,231,146
78,287 Federal Realty Investment Trust 5.000 1,598,621
64,558 Kimco Realty Corp 5.125 1,330,540
86,943 Kimco Realty Corp 5.250 1,819,717
2,301 Mid-America Apartment Communities Inc 8.500 127,970
54,508 National Storage Affiliates Trust 6.000 1,193,180
43,067 Pebblebrook Hotel Trust 6.375 762,717
69,500 Pebblebrook Hotel Trust 6.300 1,216,945
55,405 Pebblebrook Hotel Trust 5.700 903,656
34,150 Public Storage 4.125 584,306
15,044 Public Storage 5.050 314,720
40,464 Public Storage 3.875 653,494
33,970 Public Storage 3.950 551,673
40,054 Public Storage 3.900 642,867
53,330 Public Storage 4.100 893,277
51,120 Public Storage 4.000 831,211
35,300 Public Storage 4.750 695,410
40,763 Public Storage 4.625 770,421
37,943 Public Storage 4.875 763,034
56,168 Public Storage 4.000 913,292
17,329 Public Storage 4.700 337,742
58,012 Regency Centers Corp 5.875 1,271,623
68,163 Regency Centers Corp 6.250 1,590,925
39,574 Rexford Industrial Realty Inc 5.875 906,245
94,928 Rexford Industrial Realty Inc 5.625 2,064,684
38,516 Summit Hotel Properties Inc 6.250 765,698
20,251 Summit Hotel Properties Inc 5.875 392,464
51,424 Sunstone Hotel Investors Inc 5.700 952,372
40,419 Sunstone Hotel Investors Inc 6.125 799,892
18,724 UMH Properties Inc 6.375 419,043
77,577 Vornado Realty Trust 5.250 1,280,796
75,541 Vornado Realty Trust 5.250 1,234,340
37,425 Vornado Realty Trust 5.400 631,360
46,658 Vornado Realty Trust 4.450 682,607
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 39,189,318
FINANCIAL SERVICES - 0.1%
25,426 Brookfield Finance Inc 4.625 398,934
TOTAL FINANCIAL SERVICES 398,934

SHARES DESCRIPTION RATE VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
25,270 Brookfield Property Partners LP 6.500% $ 343,925
10,309 Brookfield Property Partners LP 6.375 142,470
35,153 Brookfield Property Partners LP 5.750 436,249
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 922,644
UTILITIES - 4.8%
25,854 BIP Bermuda Holdings I Ltd 5.125 422,196
41,127 Brookfield BRP Holdings Canada Inc 4.625 603,333
13,470 Brookfield Infrastructure Finance ULC 5.000 221,986
65,426 Brookfield Infrastructure Partners LP 5.125 1,089,997
20,719 Brookfield Infrastructure Partners LP 5.000 337,305
75,784 Brookfield Renewable Partners LP 5.250 1,338,345
19,998 CMS Energy Corp 5.875 456,154
38,931 CMS Energy Corp 4.200 676,621
20,157 CMS Energy Corp 5.875 451,517
14,338 CMS Energy Corp 5.625 313,142
53,236 DTE Energy Co 4.375 961,442
38,938 DTE Energy Co 5.250 842,229
51,733 DTE Energy Co 4.375 929,125
45,520 Duke Energy Corp 5.750 1,118,426
40,204 Duke Energy Corp 5.625 960,071
45,803 Georgia Power Co 5.000 1,010,414
23,200 PG&E Corp 6.000 1,037,968
22,463 SCE Trust VII 7.500 516,649
39,475 SCE Trust VIII 6.950 896,477
54,124 Southern Co/The 4.200 994,258
42,000 Southern Co/The 6.500 1,076,880
26,576 Southern Co/The 4.950 542,682
17,592 Southern Co/The 5.250 378,756
TOTAL UTILITIES 17,175,973
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $68,216,507) 57,686,869
SHARES DESCRIPTION VALUE
262401884 COMMON STOCKS - 72.1% (48.5% of Total Investments) 262401884
ENERGY - 12.4%
185,266 Enbridge Inc 8,209,136
499,889 Energy Transfer LP 9,292,937
126,891 Enterprise Products Partners LP 4,332,059
79,957 Gibson Energy Inc 1,240,152
122,124 Kinder Morgan Inc 3,484,198
72,296 MPLX LP 3,869,282
44,202 ONEOK Inc 4,385,722
137,931 Pembina Pipeline Corp 5,517,048
100,628 Plains All American Pipeline LP 2,012,560
28,565 Plains GP Holdings LP, Class A 610,148
28,961 TC Energy Corp 1,367,701
12,209 Williams Cos Inc/The 729,610
TOTAL ENERGY 45,050,553
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 35.3%
3,469 Agree Realty Corp 267,772
43,676 American Homes 4 Rent 1,031,627
158,896 Apple Hospitality REIT Inc 2,051,347
120,767 Armada Hoffler Properties Inc 906,960
2,906,875 Assura PLC 1,744,431
469,178 British Land Co PLC/The 2,246,383
144,151 Broadstone Net Lease Inc 2,456,333
6,953 BXP Inc 467,172
612,924 CapitaLand Integrated Commercial Trust 952,454
27,260 Centerspace 1,765,085
82,034 Charter Hall Long Wale REIT 190,424
652,441 Charter Hall Retail REIT 1,468,493

Portfolio of Investments March 31, 2025
(continued)
JRI

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
100,918 Choice Properties Real Estate Investment Trust $ 978,289
62,476 Community Healthcare Trust Inc 1,134,564
9,689 Cousins Properties Inc 285,825
116,096 Crombie Real Estate Investment Trust 1,149,625
6,239 Crown Castle Inc 650,291
194,249 CT Real Estate Investment Trust 1,958,621
59,938 CubeSmart 2,559,952
1,553 Daiwa Securities Living Investments Corp 919,684
27,977 Derwent London PLC 667,131
54,388 Digital Realty Trust Inc 1,268,872
160,376 Dream Industrial Real Estate Investment Trust 1,259,337
15,612 Elme Communities 271,649
25,270 Equity Residential 1,808,827
7,940 Extra Space Storage Inc 1,179,011
3,042 Federal Realty Investment Trust 297,568
119,136 Four Corners Property Trust Inc 3,419,203
1,541,215 Frasers Centrepoint Trust 2,494,677
789,082 Frasers Logistics & Commercial Trust 535,785
143,975 Gaming and Leisure Properties Inc 7,328,327
14,018 Gecina SA 1,315,358
405,034 Hammerson PLC 1,293,975
82,624 Healthcare Realty Trust Inc 1,396,346
248,011 Healthpeak Properties Inc 5,014,782
38,831 Highwoods Properties Inc 1,150,951
1,768,627 (d),(e) Home Reit PLC 2,285
90,254 Host Hotels & Resorts Inc 1,282,509
4,642 Invincible Investment Corp 1,956,064
7,945 Iron Mountain Inc 683,588
710 Japan Metropolitan Fund Invest 452,898
1,929 KDX Realty Investment Corp 1,902,034
39,742 Kilroy Realty Corp 1,301,948
72,915 Kimco Realty Corp 1,548,715
24,659 Lamar Advertising Co, Class A 2,805,701
1,254 LaSalle Logiport REIT 1,165,048
145,796 Link REIT 683,225
1,146,380 LondonMetric Property PLC 2,722,158
306,871 LXP Industrial Trust 2,654,434
610,287 Mapletree Industrial Trust 951,828
1,705,378 Mapletree Logistics Trust 1,657,384
7,909 Montea NV 565,086
87,445 NETSTREIT Corp 1,386,003
300,679 Nexus Industrial REIT 1,435,436
70,030 NNN REIT Inc 2,986,779
129,130 Omega Healthcare Investors Inc 4,917,270
955 Orix JREIT Inc 1,123,287
222,888 Parkway Life Real Estate Investment Trust 687,002
1,693 Plymouth Industrial REIT Inc 27,596
63,984 Postal Realty Trust Inc, Class A 913,691
79,575 Primaris Real Estate Investment Trust 823,371
9,700 Rayonier Inc 270,436
61,585 Realty Income Corp 3,572,546
30,637 Rexford Industrial Realty Inc 1,199,439
17,817 RioCan Real Estate Investment Trust 212,336
925 Ryman Hospitality Properties Inc 84,582
88,659 Sabra Health Care REIT Inc 1,548,873
81,972 Safestore Holdings PLC 652,650
658,364 Scentre Group 1,392,963
33,880 Simon Property Group Inc 5,626,790
12,077 SL Green Realty Corp 696,843
43,763 STAG Industrial Inc 1,580,720
5,270 Star Asia Investment Corp 1,897,941
306,590 Stockland 946,000

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
712,089 Tritax Big Box REIT PLC $ 1,291,456
116,776 UDR Inc 5,274,772
27,173 UNITE Group PLC/The 285,957
1,903 United Urban Investment Corp 1,887,416
582,460 Urban Logistics REIT PLC 978,110
739 VICI Properties Inc 24,106
1,591,356 Vicinity Ltd 2,203,537
94,532 Warehouses De Pauw CVA 2,240,989
531,291 Waypoint REIT Ltd 791,503
68,065 Wereldhave NV 1,178,363
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 128,360,799
FINANCIAL SERVICES - 1.0%
48,523 Apollo Commercial Real Estate Finance Inc 464,365
18,932 Blackstone Mortgage Trust Inc, Class A 378,640
138,394 Starwood Property Trust Inc 2,736,049
TOTAL FINANCIAL SERVICES 3,579,054
HEALTH CARE EQUIPMENT & SERVICES - 1.6%
98,791 Chartwell Retirement Residences 1,151,950
414,840 Sienna Senior Living Inc 4,785,340
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,937,290
MATERIALS - 0.4%
4,769,042 Keppel Infrastructure Trust 1,508,573
TOTAL MATERIALS 1,508,573
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.0%
685,784 Capitaland India Trust 491,697
52,508 Cibus Nordic Real Estate AB publ 774,011
414,873 Hongkong Land Holdings Ltd 1,792,251
1,027,059 Sino Land Co Ltd 1,028,122
1,796,232 Sirius Real Estate Ltd 1,960,638
614,063 Swire Properties Ltd 1,346,723
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 7,393,442
TELECOMMUNICATION SERVICES - 0.8%
384,876 HKT Trust & HKT Ltd 514,164
127,618 Infrastrutture Wireless Italiane SpA 1,350,954
164,531 (c) RAI Way SpA 1,033,642
TOTAL TELECOMMUNICATION SERVICES 2,898,760
TRANSPORTATION - 3.1%
10,302 Aena SME SA 2,416,890
536,897 Atlas Arteria Ltd 1,633,657
435,742 Aurizon Holdings Ltd 847,092
530,401 Dalrymple Bay Infrastructure Ltd 1,277,909
71,709 Enav SpA 283,677
3,272 Grupo Aeroportuario del Centro Norte SAB de CV, ADR 257,277
9,806 Grupo Aeroportuario del Pacifico SAB de CV, ADR 1,819,111
7,932 Grupo Aeroportuario del Sureste SAB de CV, ADR 2,171,940
70,784 Transurban Group 596,191
TOTAL TRANSPORTATION 11,303,744
UTILITIES - 15.5%
3,721 American Electric Power Co Inc 406,594
28,426 Capital Power Corp 944,801
124,396 CK Infrastructure Holdings Ltd 744,813
50,010 Clearway Energy Inc, Class A 1,423,285
258,254 CLP Holdings Ltd 2,102,389
19,433 Duke Energy Corp 2,370,243
7,004 Emera Inc 294,995
55,739 Endesa SA 1,476,629
543,262 Enel SpA 4,403,955
141,969 Engie SA 2,766,381
132,520 ENN Energy Holdings Ltd 1,095,314
8,660 Entergy Corp 740,343

Portfolio of Investments March 31, 2025
(continued)
JRI

SHARES DESCRIPTION VALUE
UTILITIES (continued)
109,052 Evergy Inc $ 7,519,135
84,245 Exelon Corp 3,882,010
174,650 Iberdrola SA 2,820,261
119,116 Italgas SpA 854,084
122,853 National Grid PLC 1,602,521
73,692 National Grid PLC, Sponsored ADR 4,834,932
40,166 Northwestern Energy Group Inc 2,324,406
23,229 OGE Energy Corp 1,067,605
307,564 Pennon Group PLC 1,781,666
17,000 Pinnacle West Capital Corp 1,619,250
144,577 Redeia Corp SA 2,901,844
330,338 REN - Redes Energeticas Nacionais SGPS SA 980,499
789,919 Snam SpA 4,095,597
177,019 Vector Ltd 393,970
26,813 Veolia Environnement SA 922,147
TOTAL UTILITIES 56,369,669
TOTAL COMMON STOCKS
(Cost $237,699,791) 262,401,884
SHARES DESCRIPTION RATE VALUE
5467586 CONVERTIBLE PREFERRED SECURITIES - 1.5% (1.0% of Total Investments) 5467586
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
13,513 Kimco Realty Corp 7.250% 812,807
8,595 LXP Industrial Trust 6.500 391,932
10,819 RLJ Lodging Trust 1.950 263,984
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,468,723
UTILITIES - 1.1%
38,850 NextEra Energy Inc 7.299 1,857,418
52,706 NextEra Energy Inc 6.926 2,141,445
TOTAL UTILITIES 3,998,863
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $5,817,580) 5,467,586
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
109297660 CORPORATE BONDS - 30.0% (20.2% of Total Investments) 109297660
AUTOMOBILES & COMPONENTS - 0.2%
$ 605,000 (c) Clarios Global LP / Clarios US Finance Co 6.750 02/15/30 610,766
TOTAL AUTOMOBILES & COMPONENTS 610,766
CAPITAL GOODS - 1.2%
1,600,000 (c) Advanced Drainage Systems Inc 6.375 06/15/30 1,606,963
1,080,000 (c) Chart Industries Inc 7.500 01/01/30 1,120,118
750,000 (c) Dcli Bidco LLC 7.750 11/15/29 771,959
930,000 (c) Trinity Industries Inc 7.750 07/15/28 964,113
TOTAL CAPITAL GOODS 4,463,153
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
705,000 (c) LCM Investments Holdings II LLC 4.875 05/01/29 661,570
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 661,570
CONSUMER SERVICES - 2.0%
EUR
300,000
(a)
Accor SA, Reg S
7.250 N/A 356,829
475,000 Choice Hotels International Inc 5.850 08/01/34 475,996
1,500,000 (c) Churchill Downs Inc 5.750 04/01/30 1,467,195
200,000 (c) Hilton Domestic Operating Co Inc 4.000 05/01/31 181,124
725,000 (c) Hilton Domestic Operating Co Inc 5.875 03/15/33 717,850
400,000 (c) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 377,819
750,000 MGM Resorts International 6.500 04/15/32 735,442
1,615,000 Piedmont Operating Partnership LP 9.250 07/20/28 1,779,542
695,000 (c) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6.625 05/01/32 700,749
690,000 (c) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250 03/15/33 672,015
TOTAL CONSUMER SERVICES 7,464,561

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 6.1%
$ 935,000 (c) Archrock Partners LP / Archrock Partners Finance Corp 6.250% 04/01/28 $ 935,717
790,000 (c) Archrock Partners LP / Archrock Partners Finance Corp 6.625 09/01/32 793,103
1,240,000 (c) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.000 07/15/29 1,267,255
1,250,000 (c) Buckeye Partners LP 6.875 07/01/29 1,270,662
1,490,000 Cheniere Energy Partners LP 4.500 10/01/29 1,449,228
510,000 (c) CNX Midstream Partners LP 4.750 04/15/30 474,797
200,000 (c) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500 06/15/31 191,871
300,000 (c) CQP Holdco LP / BIP-V Chinook Holdco LLC 7.500 12/15/33 316,098
765,000 (c) Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625 03/15/29 792,424
955,000 (c) DT Midstream Inc 4.375 06/15/31 878,416
205,000 (c) EQM Midstream Partners LP 7.500 06/01/27 209,328
665,000 Genesis Energy LP / Genesis Energy Finance Corp 8.000 05/15/33 670,175
CAD
515,000 Gibson Energy Inc
5.250 12/22/80 347,239
1,000,000 (c) Global Partners LP / GLP Finance Corp 8.250 01/15/32 1,027,962
750,000 (c) Harvest Midstream I LP 7.500 05/15/32 770,753
CAD
1,110,000 Keyera Corp
5.950 03/10/81 774,698
CAD
670,000 Keyera Corp
6.875 06/13/79 487,076
2,135,000 ONEOK Inc 5.050 11/01/34 2,061,064
CAD
1,784,000 Pembina Pipeline Corp
4.800 01/25/81 1,193,999
665,000 (a),(b) Plains All American Pipeline LP (TSFR3M + 4.372%) 8.695 N/A 663,546
150,000 (c) Rockies Express Pipeline LLC 6.750 03/15/33 152,512
780,000 (c) Sunoco LP 7.000 05/01/29 797,927
300,000 (c) Sunoco LP 6.250 07/01/33 300,314
450,000 Targa Resources Corp 6.150 03/01/29 470,532
970,000 Targa Resources Corp 6.125 03/15/33 1,012,500
555,000 (c) TransMontaigne Partners LLC 8.500 06/15/30 559,085
361,905 (c) Transocean Titan Financing Ltd 8.375 02/01/28 369,704
1,145,000 (c) US LIQUIDSCO0 5.584 10/01/34 1,121,092
720,000 (c) USA Compression Partners LP / USA Compression Finance Corp 7.125 03/15/29 732,290
TOTAL ENERGY 22,091,367
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.0%
1,735,000 Agree LP 4.800 10/01/32 1,690,887
840,000 Alexandria Real Estate Equities Inc 5.250 05/15/36 819,307
1,060,000 American Assets Trust LP 6.150 10/01/34 1,059,874
1,155,000 American Homes 4 Rent LP 5.500 02/01/34 1,156,221
1,495,000 American Tower Corp 5.500 03/15/28 1,530,343
1,460,000 Essex Portfolio LP 5.500 04/01/34 1,473,807
1,285,000 Extra Space Storage LP 5.700 04/01/28 1,319,923
1,200,000 Federal Realty OP LP 5.375 05/01/28 1,220,313
340,000 GLP Capital LP / GLP Financing II Inc 5.750 06/01/28 345,967
650,000 GLP Capital LP / GLP Financing II Inc 6.750 12/01/33 689,737
1,635,000 (c) Iron Mountain Inc 6.250 01/15/33 1,619,242
630,000 Kilroy Realty LP 6.250 01/15/36 624,619
655,000 Kimco Realty OP LLC 4.600 02/01/33 632,782
1,010,000 Kite Realty Group LP 5.500 03/01/34 1,011,276
798,000 Kite Realty Group LP 4.000 10/01/26 789,461
780,000 Mid-America Apartments LP 5.300 02/15/32 792,840
215,000 (c) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 219,019
2,500,000 (c) RHP Hotel Properties LP / RHP Finance Corp 6.500 04/01/32 2,495,521
957,000 (c) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.500 02/15/28 1,016,613
500,000 (c) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.500 02/15/29 449,099
1,110,000 Ventas Realty LP 5.000 01/15/35 1,073,520
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 22,030,371
FINANCIAL SERVICES - 1.7%
1,000,000 (c) Azorra Finance Ltd 7.750 04/15/30 996,778
1,150,000 (c) HAT Holdings I LLC / HAT Holdings II LLC 8.000 06/15/27 1,190,515
1,150,000 (c) Hunt Cos Inc 5.250 04/15/29 1,099,140
930,000 National Rural Utilities Cooperative Finance Corp 7.125 09/15/53 957,043

Portfolio of Investments March 31, 2025
(continued)
JRI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 585,000 (c) Starwood Property Trust Inc 7.250% 04/01/29 $ 599,712
1,445,000 (c) Starwood Property Trust Inc 6.000 04/15/30 1,412,021
TOTAL FINANCIAL SERVICES 6,255,209
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
750,000 (c) CHS/Community Health Systems Inc 5.250 05/15/30 618,783
600,000 (c) LifePoint Health Inc 11.000 10/15/30 652,265
1,250,000 (c) Prime Healthcare Services Inc 9.375 09/01/29 1,179,317
200,000 Tenet Healthcare Corp 6.125 10/01/28 199,085
500,000 Tenet Healthcare Corp 6.125 06/15/30 497,688
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,147,138
MATERIALS - 0.2%
750,000 (c) Mineral Resources Ltd 8.000 11/01/27 740,978
TOTAL MATERIALS 740,978
MEDIA & ENTERTAINMENT - 1.6%
750,000 (c) Cablevision Lightpath LLC 5.625 09/15/28 687,555
1,463,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 6.375 09/01/29 1,458,631
500,000 (c) CSC Holdings LLC 5.500 04/15/27 462,909
375,000 (c) CSC Holdings LLC 11.250 05/15/28 362,535
1,800,000 (c) DISH Network Corp 11.750 11/15/27 1,895,538
1,050,000 (c) LCPR Senior Secured Financing DAC 6.750 10/15/27 877,840
TOTAL MEDIA & ENTERTAINMENT 5,745,008
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
750,000 (c) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 751,905
750,000 Kennedy-Wilson Inc 4.750 03/01/29 686,698
1,500,000 Tenet Healthcare Corp 6.750 05/15/31 1,521,430
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,960,033
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
283,000 (c) CommScope LLC 9.500 12/15/31 291,490
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 291,490
TELECOMMUNICATION SERVICES - 2.3%
600,000 EchoStar Corp 10.750 11/30/29 630,458
865,000 (c) Iliad Holding SASU 8.500 04/15/31 907,179
645,000 (c) Iliad Holding SASU 7.000 04/15/32 645,853
500,000 (c) Level 3 Financing Inc 3.750 07/15/29 363,738
750,000 (c) Level 3 Financing Inc 10.000 10/15/32 746,887
775,000 (c) Lumen Technologies Inc 4.500 01/15/29 627,405
1,000,000 (c) Sable International Finance Ltd 7.125 10/15/32 958,647
470,000 (c) Windstream Escrow LLC / Windstream Escrow Finance Corp 8.250 10/01/31 478,510
717,000 (c) Zayo Group Holdings Inc 6.125 03/01/28 596,363
1,550,000 (c) Zayo Group Holdings Inc 4.000 03/01/27 1,411,800
910,000 (c) Zegona Finance PLC 8.625 07/15/29 963,804
TOTAL TELECOMMUNICATION SERVICES 8,330,644
TRANSPORTATION - 1.3%
1,406,000 (c) Air Transport Services Group Inc 7.250 03/15/32 1,433,122
1,975,000 (c) Brightline East LLC 11.000 01/31/30 1,739,688
550,000 (c) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 544,336
1,200,000 (c) XPO Inc 7.125 06/01/31 1,228,800
TOTAL TRANSPORTATION 4,945,946
UTILITIES - 5.4%
780,000 AEP Transmission Co LLC 5.150 04/01/34 779,698
1,275,000 Ameren Illinois Co 4.950 06/01/33 1,268,450
1,295,000 (c) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 1,255,706
630,000 CenterPoint Energy Houston Electric LLC 5.200 10/01/28 645,028
1,500,000 (c) Clearway Energy Operating LLC 4.750 03/15/28 1,453,985
672,000 CMS Energy Corp 3.750 12/01/50 590,155
545,000 (c) ContourGlobal Power Holdings SA 6.750 02/28/30 547,398
425,000 DTE Electric Co 5.200 03/01/34 427,829
660,000 Duke Energy Progress LLC 5.100 03/15/34 664,425
649,000 (c) Ferrellgas LP / Ferrellgas Finance Corp 5.375 04/01/26 642,443
1,125,000 (c) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 1,018,442

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,075,000 (c) ITC Holdings Corp 4.950% 09/22/27 $ 1,082,490
GBP
1,210,000 NGG Finance PLC, Reg S
5.625 06/18/73 1,564,464
545,000 OGE Energy Corp 5.450 05/15/29 557,647
805,000 (c) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 748,942
808,000 PPL Capital Funding Inc 7.226 03/30/67 809,332
190,000 Public Service Electric and Gas Co 5.200 03/01/34 193,292
680,000 Public Service Enterprise Group Inc 5.850 11/15/27 702,394
760,000 (c) RWE Finance US LLC 5.875 04/16/34 773,984
275,000 (c) Superior Plus LP / Superior General Partner Inc 4.500 03/15/29 253,937
1,435,000 (c) TerraForm Power Operating LLC 4.750 01/15/30 1,332,785
1,110,000 Wisconsin Power and Light Co 5.375 03/30/34 1,124,170
420,000 (c) XPLR Infrastructure Operating Partners LP 4.500 09/15/27 391,344
580,000 (c) XPLR Infrastructure Operating Partners LP 7.250 01/15/29 570,558
165,000 (c) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 160,528
TOTAL UTILITIES 19,559,426
TOTAL CORPORATE BONDS
(Cost $109,541,540) 109,297,660
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.9% (0.6% of Total Investments) –
1,280,345 Foresight Environmental Infrastructure Ltd 1,185,835
484,378 Greencoat UK Wind PLC/Funds 673,873
772,518 Sdcl Energy Efficiency Income Trust PLC 480,988
627,201 Sequoia Economic Infrastructure Income Fund Ltd 634,376
113,556 Starwood European Real Estate Finance Ltd 126,150
TOTAL INVESTMENT COMPANIES
(Cost $4,084,026) 3,101,222
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 0.2% (0.1% of Total Investments) –
310,000 (b),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE, Series
2019 MILE, (TSFR1M + 2.829%)
7.149 07/15/36 242,032
525,000 (b),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE, Series
2019 MILE, (TSFR1M + 4.329%)
8.649 07/15/36 347,848
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $835,000) 589,880
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
18604140 VARIABLE RATE SENIOR LOAN INTERESTS - 5.1% (3.4% of Total Investments) 18604140
AUTOMOBILES & COMPONENTS - 0.2%
600,000 (b) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 7.075 01/28/32 591,999
TOTAL AUTOMOBILES & COMPONENTS 591,999
CONSUMER SERVICES - 0.6%
1,362,885 (b) Caesars Entertainment Inc., Term Loan B, (TSFR3M + 2.250%) 6.563 02/06/30 1,357,209
823,860 (b) Light and Wonder International, Inc., Term Loan B2, (TSFR1M +
2.250%)
6.566 04/16/29 822,892
TOTAL CONSUMER SERVICES 2,180,101
MEDIA & ENTERTAINMENT - 0.8%
1,496,250 (b) Charter Communications Operating, LLC, Term Loan B5,
(TSFR3M + 2.250%)
6.560 12/15/31 1,492,696
498,728 (b) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8.819 01/18/28 483,143
1,000,000 (b) Sunrise Financing Partnership, Term Loan AAA, (TSFR3M +
2.500%)
6.793 02/17/32 991,695
TOTAL MEDIA & ENTERTAINMENT 2,967,534
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
1,725,000 (b),(f) CommScope, Inc., Term Loan, (TBD) TBD TBD 1,720,325
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,720,325

Portfolio of Investments March 31, 2025
(continued)
JRI

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 0.8%
$ 1,000,000 (b) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6.789% 04/15/30 $ 962,340
1,000,000 (b) Virgin Media Bristol LLC, Term Loan N, (TSFR1M + 2.500%) 6.934 01/31/28 974,665
1,000,000 (b) Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%) 6.934 04/28/28 976,590
TOTAL TELECOMMUNICATION SERVICES 2,913,595
TRANSPORTATION - 0.6%
760,589 (b) Genesee & Wyoming Inc. (New), Term Loan B, (TSFR3M +
1.750%)
6.049 04/10/31 754,409
1,500,000 (b),(f) NA Rail HoldCo. LLC, Term Loan B, (TBD) TBD TBD 1,503,750
TOTAL TRANSPORTATION 2,258,159
UTILITIES - 1.6%
1,500,000 (b) Calpine Corporation, Term Loan B10, (TSFR1M + 1.750%) 6.075 01/31/31 1,496,092
1,492,462 (b) NRG Energy, Inc., Term Loan, (TSFR3M + 1.750%) 6.044 04/16/31 1,491,530
1,481,288 (b) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M +
2.500%)
6.818 12/15/31 1,480,888
1,506,802 (b) Vistra Operations Company LLC, First Lien Term Loan B3,
(TSFR1M + 1.750%)
6.075 12/20/30 1,503,917
TOTAL UTILITIES 5,972,427
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $18,733,261) 18,604,140
TOTAL LONG-TERM INVESTMENTS
(Cost $522,993,770) 534,996,798
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.7%(1.2% of Total Investments)
6241519 REPURCHASE AGREEMENTS - 1.7% (1.2% of Total Investments) 6241519
6,075,000 (g) Fixed Income Clearing Corporation 4.350 04/01/25 6,075,000
166,519 (h) Fixed Income Clearing Corporation 1.360 04/01/25 166,519
TOTAL REPURCHASE AGREEMENTS
(Cost $6,241,519) 6,241,519
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,241,519) 6,241,519
TOTAL INVESTMENTS - 148.7%
(Cost $529,235,289 ) 541,238,317
BORROWINGS - (49.2)% (i),(j) (178,945,000)
OTHER ASSETS & LIABILITIES, NET -  0.5% 1,778,748
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 364,072,065
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
LIQ Liquidity Agreement
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
(a) Perpetual security. Maturity date is not applicable.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $81,114,339 or 15.0% of Total Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(f) When-issued or delayed delivery security.
(g) Agreement with Fixed Income Clearing Corporation, 4.350% dated 3/31/25 to be repurchased at $6,075,000 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 11/15/34, valued at $6,196,683.
(h) Agreement with Fixed Income Clearing Corporation, 1.360% dated 3/31/25 to be repurchased at $166,525 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $169,920.
(i) Borrowings as a percentage of Total Investments is 33.1%.
(j) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $319,164,524 have been pledged as collateral for borrowings.
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Long Bond (18) 6/25 $ (2,114,198) $ (2,111,063) $ 3,135
U.S. Treasury Ultra 10-Year Note (56) 6/25 (6,363,465) (6,391,000) (27,535)
U.S. Treasury Ultra Bond (18) 6/25 (2,206,694) (2,200,500) 6,194
Total $(10,684,357) $(10,702,563) $(18,206)
Interest Rate Swaps - OTC Uncleared
Counterparty
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (a)
Optional
Termination
Date
Maturity
Date
Notional
Amount(b) Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley Receive SOFR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 112,400,000 $ 932,408 $ 932,408
SOFR
Secured Overnight Financing Rate
(a) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of Investments March 31, 2025
(continued)
JRI

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
JRI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 77,847,557 $ – $ 77,847,557
$25 Par (or similar) Retail Preferred 57,686,869 – – 57,686,869
Common Stocks 193,093,049 69,306,550 2,285 262,401,884
Convertible Preferred Securities 5,467,586 – – 5,467,586
Corporate Bonds – 109,297,660 – 109,297,660
Investment Companies 3,101,222 – – 3,101,222
Mortgage-Backed Securities – 589,880 – 589,880
Variable Rate Senior Loan Interests – 18,604,140 – 18,604,140
Short-Term Investments:
Repurchase Agreements – 6,241,519 – 6,241,519
Investments in Derivatives:
Futures Contracts* (18,206) – – (18,206)
Interest Rate Swaps* – 932,408 – 932,408
Total $ 259,330,520 $ 282,819,714 $ 2,285 $ 542,152,519
* Represents net unrealized appreciation (depreciation).